Statement of Changes in Net Assets Available for Benefits - 401(k) Savings Plan and Trust	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net realized and unrealized gain in fair value of investments	$ 11,241,639
Dividend and interest income	3,510,885
Net investment gain	14,752,524
Contributions
Participants	5,871,774
Employer	2,739,982
Rollover	5,355,415
Total contributions	13,967,171
Interest income from notes receivable from participants	156,125
Total additions	28,875,820
Deductions
Benefit payments to participants or beneficiaries	10,070,807
Administrative expenses	41,151
Total deductions	10,111,958
Net increase	18,763,862
Net assets available for benefits:
Beginning of year	101,567,525
End of year	$ 120,331,387